EXHIBIT 99
SWIFT Master Owner Trust
Monthly Servicing Report
GMAC LLC

Collection Period	July - 2007
Distribution Date	August 15, 2007
[Table of Contents]
Trust Summary

Trust Total
I. Principal Receivables

Beginning Pool Balance	$5,643,423,118.73

New A/R Principal	$1,990,906,746.31
Principal Reductions	$(2,049,456,520.58)
Factory Credits/Warranty Repurchases	$(486,041,322.23)
Partial Pay-Off Accounts	$5,508,141.53
Administrative Repurchases	$—
Warranty Repurchases	$—
Eligible Accoutns Repurchased	$—
Defaulted Receivables	$—

Net Change in Pool Balance	$(539,082,954.97)

Ending Pool Balance	$5,104,340,163.76

Monthly Principal Payment Rate	34.64%

Beginning Nonoverconcentration Pool Balance	$5,424,529,121.07
Ending Nonoverconcentration Pool Balance	$4,914,511,671.80
Average Nonoverconcentration Pool Balance	$5,227,770,517.08
Beginning Overconcentration Pool Balance	$—
Ending Overconcentration Pool Balance	$—
Average Overconcentration Pool Balance	$—

II. Interest Collections

Monthly Yield	7.96%

Aggregate Dealer Interest Collections	$37,418,047.30
Overconcentration Interest Collections	$—
Nonoverconcentration Recoveries	$—
Excess Funding Account Investment Proceeds	$—

Nonoverconcentration Interest Collections	$37,418,047.30

III. Principal Collections

Aggregate Dealer Principal Collections	$1,929,021,713.41
Overconcentration Principal Collections (collection period total)	$—
Nonoverconcentration Principal Collections (collection period total)	$1,929,021,713.41

IV. Defaults

Defaulted Eligible Principal Receivables (collection period total)	$—
Aggregate Overconcentration Defaulted Amount (collection period total)	$—
Nonoverconcentration Defaulted Amount (collection period total)	$—

V. Servicer Advances

Beginning Unreimbursed Servicer Advances	$—
Servicer Advances During the Period	—
Reimbursement of Previous Servicer Advances	—
Ending Outstanding Unreimbursed Servicer Advances	—

VI. Monthly Payment Rates

Current Month	34.64%
Current Month - 1	34.63%
Current Month - 2	0.00%

Three Month Average	23.09%

SWIFT Master Owner Trust
Monthly Servicing Report
GMAC LLC
VII. Series Balances

				Distribution Date
	Beginning of Period	Net Invested Amount	End of Period	Note Distribution	Distribution Date
Series	Net Invested Amount	Change	Net Invested Amount	Account Balance	Net Invested Amount
2007-1	$2,350,000,000.00	$—	$2,350,000,000.00	$—	$2,350,000,000.00
Overconcentration Series	$—		$—	$—	$—
Nonoverconcentration Certificate Amount	$3,074,529,121.07		$2,564,511,671.80	$—	$2,564,511,671.80
Overconcentration Certificate Amount	$—		$—	$—	$—
Total	$5,424,529,121.07		$4,914,511,671.80

VIII. Principal and Interest Allocations

			Nonoverconcentration	Nonoverconcentration	Nonoverconcentration
Nonoverconcentration Series	Floating Investor %	Fixed Investor %	Principal Collections	Interest Collections	Defaulted Amount
2007-1	43.32%	0%	$835,685,628.25	$16,210,146.39	$—

			Overconcentration	Overconcentration	Overconcentration
Overconcentration Series	Floating Investor %	Fixed Investor %	Principal Collections	Interest Collections	Defaulted Amount
n/a	n/a	n/a	$—	$—	$—

Certificate Amount	Floating Investor %	Fixed Investor %	Principal Collections	Interest Collections	Defaulted Amount
Nonoverconcentration Series	56.68%	0%	$—	$—	$—
Overconcentration Series	n/a	0	$—	$—	$—

Total	100.00%		$835,685,628.25	$16,210,146.39	$—

IX. Excess Funding Account

Beginning Period Balance	$—
Net Deposits (Withdrawals)	$—

Ending Period Balance	$—

Excess Funding Account as a percentage of aggregate Net Invested Amount	0.00%
Excess Funding Account Investment Proceeds	$—
Excess Funding Account Balance as of Determination Date after giving effect to Distribution Date Cashflows	$—
X. Certificate Amount as of Determination Date

		Required
		Nonoverconcentration
Series	Required Pool %	Certificate Amount
2007-1	102%	$47,000,000.00

Required Nonoverconcentration Certificate Amount		$47,000,000.00
Nonoverconcentration Certificate Amount		$2,564,511,671.80

Required
Overconcentration
Series	Required Pool %	Certificate Amount
Overconcentration Series	102%	$—

Required Overconcentration Certificate Amount		$—
Overconcentration Certificate Amount		$—

SWIFT Master Owner Trust
Monthly Servicing Report
GMAC LLC
XI. Redesignation/Addition of Accounts
Collection Period Addition Summary

	Amount	% of Pool
Number of Accounts Added	0	0.00%
Balance of Receivables Added	$—	0.00%
Calendar Quarter Addition Summary

	Amount	% of Pool
Number of Accounts Added (cannot exceed 10% of Pool)	0	0.00%
Balance of Receivables Added (cannot exceed 10% of Pool)	$—	0.00%
Calendar Year Addition Summary

	Amount	% of Pool
Number of Accounts Added (cannot exceed 20% of Pool)	0	0.00%
Balance of Receivables Added (cannot exceed 20% of Pool)	$—	0.00%
Series 2007-1 Summary

I. 2007-1 Information

Date of Origination	June 20, 2007
Expected Maturity Date	June 15, 2010
Legal Maturity Date	June 15, 2012

Nonoverconcentration or Overconcentration Series	Nonoverconcentration
	Net Invested Amount
Class	(at end of period)	Spread to LIBOR	Rate	# of Days of Interest	Monthly Interest
A	$1,786,000,000.00	LIBOR + 0.10%	5.42%	30	$8,066,766.67
B	$164,500,000.00	LIBOR + 0.22%	5.54%	30	$759,441.67
C	$70,500,000.00	LIBOR + 0.50%	5.82%	30	$341,925.00
D	$23,500,000.00	LIBOR + 0.75%	6.07%	30	$118,870.83
E	$305,500,000.00	LIBOR + 2.50%	7.82%	30	$1,990,841.67
Beginning of Period Net Invested Amount	$2,350,000,000.00
Balance Paydown during Period	$—
End of Period Net Invested Amount	$2,350,000,000.00
Distribution Date Note Distribution Account Balance	$—
Distribution Date Net Invested Amount	$2,350,000,000.00

II. Series Allocations

Current Floating Investor Percentage	43.32%
Current Fixed Investor Percentage	0.00%
Investor Principal Collections	$835,685,628.25
Principal Default Amounts	$—
Investor Interest Collections	$16,210,146.39

III. Collections

Interest

Investor Interest Collections	$16,210,146.39
Investment Earnings from Reserve Fund	$222,516.52
Investment Earnings from Accumulation Period Reserve Account	—
Investment Earnings from Note Distribution Account	$86,351.55
Shared Interest Collections from Excess Interest Sharing Group One	$—
Accumulation Period Reserve Account Withdrawal	$—
Reserve Fund Draw	$—

Available Investor Interest Collections	$16,519,014.46

Principal

Investor Principal Collections	$835,685,628.25
Shared Principal Collections from Principal Sharing Group 1 (including Excess Funding Account withdrawal)	$—

SWIFT Master Owner Trust
Monthly Servicing Report
GMAC LLC

Nonoverconcentration or Overconcentration Series	Nonoverconcentration
	Net Invested Amount
Class	(at end of period)	Spread to LIBOR	Rate	# of Days of Interest	Monthly Interest
Reserve Fund draw and other amounts treated as Available Investor Principal Collections	$—
Reallocated Principal Collections	$—

Available Investor Principal Collections	$835,685,628.25

IV. Interest Calculations

LIBOR as of Determination Date	5.32%
Blended Series Spread to LIBOR	0.44%
Days in Interest Period	30
Monthly Interest	$11,277,845.84

V. Available Investor Interest Collections Distribution Payments by Priority

Servicing fee (and unpaid servicing fees from prior Distribution Dates)	$1,887,300.64

Class A Net Basis Swap Payment other than Termination Payment (if any)	$74,416.67

Class A Monthly Interest (Unpaid Class A Monthly Interest for prior Distribution Dates and Basis Swap Termination Payment due to a Trust Default (if any))	$8,066,766.67
Class B Net Basis Swap Payment other than Termination Payment (if any)	$6,854.17
Class B Monthly Interest (and unpaid Class B Monthly Interest for prior Distribution Dates and Basis Swap Termination Payment due to a Trust Default (if any))	$759,441.67

Class C Net Basis Swap Payment other than Termination Payment (if any)	$2,937.50

Class C Monthly Interest (Unpaid Class C Monthly Interest for prior Distribution Dates and Basis Swap Termination Payment due to a Trust Default (if any))	$341,925.00
Class D Monthly Interest (Unpaid Class D Monthly Interest for prior Distribution Dates)	$118,870.83
Investor Defaulted Amount treated as Investor Principal Collections and redeposited into Collection Account	$—
Unremimbursed Investor Charge-Offs treated as Investor Principal Collections and redeposited into Collection Account	$—
Unreimbursed Reallocated Principal Collections treated as Investor Principal Collections and redeposited into Collection Account	$—
Excess of Reserve Fund Required Amount over current amt in Reserve Fund deposited into Reserve Fund	$—
Beginning on Accumulation Period Reserve Account Funding Date, excess of Accumulation Period Reserve Account Required Amount over current amt in Accumulation Period Reserve Account deposited into Accumulation Period Reserve Account	$—
Basis Swap Termination Payments due to a swap counterparty default, in priority from Class A to Class C	$—
Class E Monthly Interest (and unpaid Class E Monthly Interest for prior Distribution Dates)	$1,990,841.67
Shortfalls in Interest Collections for other outstanding series in Excess Interest Sharing Group One treated as Excess Interest Collections	$—
All remaining Available Investor Interest Collections distributed to holders of Certificate Interest, to the extent not required to be deposited into Excess Funding Account or Cash Collateral Account	$3,269,659.64

VI. Available Investor Principal Collections Distribution Payments by Priority

Available Investor Principal Collections	$835,685,628.25
Deposit to Note Distribution Account	$—
Shared with other series in Excess Sharing Group One	$—
Remainder released to holders of Certificate Interest	$835,685,628.25

VII. Reserve Fund

Reserve Fund Beginning Balance	$35,250,000.00
Reserve Fund Deposit Amount	$—
Reserve Fund Draw Amount	$—
Reserve Fund Ending Balance	$35,250,000.00
Reserve Fund Required Amount	$35,250,000.00
Reserve Fund Step-Up?	N

SWIFT Master Owner Trust
Monthly Servicing Report
GMAC LLC
VIII. Series Early Amortization Declarations

Y/N
Failure by depositor, GMAC or servicer to perform in accordance with covenants or agreements in PSA or TSSA (unremedied for 60 days)	N

Breach of representation or warranty made by GMAC in PSA or depositor in TSSA or materially incorrect information in Schedule of Accounts (unremedied for 60 days)	N

Failure to pay or set aside for payment all amounts required to be paid as principal for Series 2007-1 on Expected Maturity Date	N

Average of Monthly Payment Rates for 3 preceding collection periods is less than 20%	N

Amount on deposit in Reserve Fund below Reserve Fund Required Amount for 3 consecutive Distribution Dates	N

Reserve Fund Required Amount exceeds amt on deposit in Reserve Fund by more than the Reserve Fund Trigger Amount	N

Series 2007-1 Event of Default has occurred	N

Occurrence of events of bankruptcy, insolvency or receivership relating to servier, GMAC or depositor	N

Amounts on deposit in the Excess Funding Account exceed average 30% of the sum of the Net Invested Amts for all outstanding Series (including Series 2007-1) for 6 Collection Periods	N
Current Month n/a
Current Month - 1
Current Month - 2
Current Month - 3
Current Month - 4
Current Month - 5
Six Month Average

Trust or depositor becomes an Investment Company	N

General Motors Chapter 7 Bankruptcy filing/petition/order of relief, or General Motors ceases to operate as an automobile manufacturer or undertakes to sell/liquidate substantially all of its auto manufacturing assets after a Chapter 11 filing
N

A failure by the depositor to convey receivables in additional accounts to the trust within 15 business days after the day on which it is required to convey those receivables under the trust sale and servicing agreement
N

On the first Distribution Date related to the Controlled Accumulation Period the amount on deposit in the Accumulation Period Reserve Account is less than the Accumulation Period Reserve Account Required Amount or or on any subsequent Distribution Date related to the Controlled Accumulation Period, the amount on deposit in the Accumulation Period Reserve Account is less than an amount equal to 0.10% of the initial principal of the Series 2007-1 notes
N

A Basis Swap is terminated for any reason other than (i) in connection with the issuance of additional Series 2007-1 notes; (ii) the payment in full or defeasance of any Series 2007-1 notes; or (iii) the replacement of the Basis Swap Counterparty
N

SMART 2007-1
ADDITIONAL POOL STATISTICS
July-07

		# of	$ Per	% of Total
		Vehicles	Vehicle	Pool
Eligible Receivables
GM: New Auto	$4,245,109,785.89	144,947	$29,287.32	76.1%
GM: Used Auto	$131,886,115.93	10,193	$12,938.89	2.4%
GM: Other	$625,960.00	23	$27,215.65	0.0%
Factory Auction	$389,092,373.79	25,264	$15,401.06	7.0%
Non-GM: New Auto	$531,171,770.74	20,801	$25,535.88	9.5%
Non-GM: Used Auto	$93,678,377.09	7,593	$12,337.47	1.7%
Non-GM: Other	$99,610.50	6	$16,601.75	0.0%
DWCAP Adjustment	(477,152,322.14)

Totals	$4,914,511,671.80	208,827		96.6%

Ineligible Receivables
GM: New Auto	$1,274,663.46	42	$30,349.13	0.0%
GM: Used Auto	$80,160.30	9	$8,906.70	0.0%
GM: Other	$102,407,473.34	2,708	$37,816.64	1.8%
GM: DPP	$75,971,880.03	3,428	$22,162.16	1.4%
Factory Auction	$314,817.00	23	$13,687.70	0.0%
Non-GM: Used Auto	$51,516.00	5	$10,303.20	0.0%
Non-GM: Other	$5,212,680.76	115	$45,327.66	0.1%
Non-GM: DPP	$4,515,301.07	187	$24,146.00	0.1%
DWCAP Adjustment	$477,152,322.14

Totals	$666,980,814.10	6,517		3.4%

Total Pool Balance	$5,581,492,485.90	215,344	$25,918.96	100.0%

			# of	% of Total
			Dealers	Pool
Distribution by Dealer Credit Status
Satisfactory	Eligible	$3,579,953,058.90	815	64.1%
Limited	Eligible	$1,804,240,485.16	595	32.3%
Programmed	Eligible	$7,470,449.88	3	0.1%
No-Credit	Eligible	$0.00	0	0.0%
Satisfactory	Ineligible	$136,079,247.21	198	2.4%
Limited	Ineligible	$52,028,087.99	114	0.9%
Programmed	Ineligible	$1,721,156.76	3	0.0%
No-Credit	Ineligible	$0.00	0	0.0%

		$5,581,492,485.90	1,413	100.0%

		# of	% of Total
		Vehicles	Pool
Total Pool Balance by Age Distribution
1-120 Days	$3,996,568,698.30	157,336	71.6%
121-180 Days	$716,643,013.70	26,425	12.8%
181-270 Days	$440,861,009.60	16,519	7.9%
Over 270 Days	$427,419,764.30	15,064	7.7%

	$5,581,492,485.90	215,344	100.0%

This Servicer Certificate relates only to SMART 2007-1. This Servicer Certificate should not be relied upon with respect to any other security.
The information contained herein is only an indication of past performance and does not predict how SMART 2007-1 will perform in the future.